32 Income tax and deferred tax (Details 1) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of income tax deferred tax [line items]
Deferred tax asset	$ 3,444	$ 2,815	$ 6,105
Deferred tax liability	(27,153)	(30,115)	(22,952)
Net deferred tax liability	(23,709)	(27,300)	(16,847)	$ (15,260)
To be recovered in more than 12 months [member]
Summary of income tax deferred tax [line items]
Deferred tax asset	3,444	2,815	6,105
Deferred tax liability	$ (27,153)	$ (30,115)	$ (22,952)